ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2025	2024
Interest expense payables	$49,888	$55,856
Operating expense and other accruals and liabilities	15,926	19,250
Staff cost accruals	10,096	9,874
Property and equipment payables	8,834	25,940
Advance customer deposits and ticket sales	4,692	5,644
Operating lease liabilities	2,002	1,553

Accrued expenses and other current liabilities	$91,438	$118,117